Contractual charter revenue (Details 1)	12 Months Ended
Dec. 31, 2016
Ardmore Seavanguard Jan-17 [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Time Charter
Lease Minimum Expiry	Jan-17
Ardmore Cheyenne Mar-17 [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Time Charter
Lease Minimum Expiry	Mar-17
Ardmore Seavaliant [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Spot
Ardmore Seaventure [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Spot
Ardmore Seavantage [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Spot
Ardmore Endeavour [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Spot
Ardmore Enterprise [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Spot
Ardmore Endurance [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Spot
Ardmore Encounter [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Spot
Ardmore Explorer [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Spot
Ardmore Exporter [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Spot
Ardmore Engineer [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Spot
Ardmore Seafarer [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Spot
Ardmore Seatrader [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Spot
Ardmore Seamaster [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Spot
Ardmore Seamariner [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Spot
Ardmore Sealeader [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Spot
Ardmore Sealifter [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Spot
Ardmore Chippewa [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Spot
Ardmore Sealion [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Pool
Ardmore Seafox [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Pool
Ardmore Seawolf [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Pool
Ardmore Seahawk [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Pool
Ardmore Dauntless [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Pool
Ardmore Defender [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Pool
Ardmore Cherokee [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Pool
Ardmore Chinook [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Pool